Fair value measurements - Equity securities subject to contractual sale restrictions (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	¥ 252,729	¥ 200,658
Consent from third parties	10,195	7,806
Others	2,249	2,148
Total	265,173	210,612
Less than 1 year [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer	252,729	9
Consent from third parties	1,688	18
Others
Total	254,417	27
1 to 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer		200,621
Consent from third parties
Others
Total		200,621
More than 5 years [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restriction on transfer		28
Consent from third parties	8,507	7,788
Others	2,249	2,148
Total	¥ 10,756	¥ 9,964